Note 4 - Notes Payable To Parent	6 Months Ended
Jun. 30, 2013
Notes
Note 4 - Notes Payable To Parent

NOTE 4 – NOTES PAYABLE TO PARENT

On January 19, 2013, the Company received a loan of $50,000 from its parent Portus Inc. The note is unsecured and does not bear

On February 8, 2013, the Company received a loan of $25,000 from its parent Portus Inc. The note is unsecured and does not bear interest.